Stockholders' Equity - Additional Information (Details) - USD ($)							1 Months Ended		3 Months Ended		5 Months Ended	12 Months Ended
	Apr. 28, 2021	Mar. 30, 2021	Dec. 31, 2020	Dec. 01, 2020	Nov. 25, 2020	Jul. 31, 2020	Mar. 31, 2021	Aug. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 24, 2020
Class of Stock [Line Items]
Shares authorized			1,350,000,000				1,350,000,000		1,350,000,000			1,350,000,000
Common stock, authorized			1,250,000,000				1,250,000,000		1,250,000,000			1,250,000,000	1,250,000,000
Common stock, par value			$ 0.0001		$ 0.0001							$ 0.0001
Preferred stock, authorized			100,000,000		100,000,000		100,000,000		100,000,000			100,000,000	100,000,000
Preferred stock, par value			$ 0.0001				$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Number of votes each shareholder entitled									The holder of each share of Class A Common Stock is entitled to one vote, and the holder of each share of Class B Common Stock is entitled to ten votes.
Common stock, issued					347,770,673
Proceeds from common stock									$ 463,825,000			$ 99,800,000
Preferred stock, shares issued			0				0		0			0	0
Proceeds from issuance of Series F preferred stock, net of issuance costs												$ 176,462,000
Options vesting period									4 years			4 years
Granted (in shares)									0	0		3,866,992	11,955,658
Aggregate intrinsic value									$ 130,600,000	$ 30,000.00		$ 3,500,000
Stock-based compensation unvested stock options not yet recognized			$ 22,000,000.0				$ 18,800,000		$ 18,800,000			$ 22,000,000.0
Expected to be recognized estimated weighted average period									3 years			3 years 1 month 6 days
Common stock, outstanding					22,984,745									23,000,000
Exercise of stock option, Shares									2,884,549			646,016	618,404
Options with fair value vested												$ 9,100,000	$ 6,800,000
Restricted Stock Unit
Class of Stock [Line Items]
Expected to be recognized estimated weighted average period									3 years 3 months 18 days			3 years 6 months
Fair value of restricted stock vested									$ 110,000,000.0	$ 0
Fair value of restricted stock vested but not issued									569,752
Restricted stock units granted						0			351,584			13,913,076
Unrecognized compensation costs			$ 116,800,000				$ 122,000,000.0		$ 122,000,000.0			$ 116,800,000
2020 Equity Incentive Award Plan
Class of Stock [Line Items]
Options is granted to stockholder, percentage									10.00%			10.00%
Options vesting period									4 years			4 years
Options contractual terms									10 years			10 years
Minimum | 2020 Equity Incentive Award Plan
Class of Stock [Line Items]
Options granted price per share									100.00%			100.00%
Options purchase or exercise price per share									110.00%			110.00%
HSR | Subsequent Event
Class of Stock [Line Items]
Proceeds from common stock	$ 100,000,000
Series F Preferred Stock
Class of Stock [Line Items]
Stock issuance costs								$ 11,500,000
Preferred stock, shares issued								7,115,335			14,684,843
Convertible preferred stock price per share											$ 26.4218
Proceeds from issuance of Series F preferred stock, net of issuance costs								$ 188,000,000.0			$ 388,000,000
Class A Common Stock
Class of Stock [Line Items]
Common stock, authorized			1,000,000,000		1,000,000,000		1,000,000,000		1,000,000,000			1,000,000,000	1,000,000,000
Common stock, par value			$ 0.0001				$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Number of votes each shareholder entitled					one vote
Common stock, issued			207,769,091				233,610,488		233,610,488			207,769,091	81,720,530
Stock issuance costs												$ 200,000
Common stock, outstanding			207,769,091				233,610,488		233,610,488			207,769,091	81,720,530
Class A Common Stock | 2020 Equity Incentive Award Plan
Class of Stock [Line Items]
Common stock authorized for issuance			41,500,000				41,500,000		41,500,000			41,500,000
Common Stock are available for future issuance			59,625,395									59,625,395
Class A Common Stock | Maximum [Member] | 2020 Equity Incentive Award Plan
Class of Stock [Line Items]
Additional common stock authorized for issuance									69,846,580			69,846,580
Class A Common Stock | VGA
Class of Stock [Line Items]
Common stock, issued		15,221,334	15,221,334	15,221,334								15,221,334
Proceeds from common stock		$ 100,000,000	$ 100,000,000	$ 100,000,000								$ 100,000,000
Class A Common Stock | VGA | Subsequent Event
Class of Stock [Line Items]
Proceeds from common stock	$ 100,000,000
Class A Common Stock | March 2021 Public Offering
Class of Stock [Line Items]
Common stock, issued							11,960,000		11,960,000
Stock issuance costs							$ 15,500,000
Proceeds from common stock							$ 462,900,000
Class B Common Stock
Class of Stock [Line Items]
Common stock, authorized			250,000,000		250,000,000		250,000,000		250,000,000			250,000,000	250,000,000
Common stock, par value			$ 0.0001				$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Number of votes each shareholder entitled					ten votes
Common stock, issued			156,224,614				156,161,849		156,161,849			156,224,614	158,056,527
Common stock, outstanding			156,224,614				156,161,849		156,161,849			156,224,614	158,056,527